INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2022
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022 were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Continuing operations:
- Current income tax benefit/ (expense)	876	(326)	(33)	(245)
- Deferred income tax expense	1,678	—	—	—
	2,554	(326)	(33)	(245)

Discontinued operations:
- Current income tax expense	(2,992)	—	—	—

Total income tax expense	(438)	(326)	(33)	(245)

Reconciliation of Differences Between Statutory Tax Rate and the Effective Tax Rate

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022

Statutory income tax rate 25.0%	25.0%	25.0%	25.0%	25.0%
Permanent differences	(8.9)%	(6.7)%	(17.0)%	(42.0)%
Effect of different tax rate (i)	(2.1)%	(0.7)%	(0.7)%	12.4%
Change of valuation allowance	(13.9)%	(17.6)%	(7.3)%	4.8%
Effective tax rate	0.0%	0.0%	0.0%	0.2%

Schedule of significant components of the deferred tax assets and liabilities

The following table sets forth the significant components of the deferred tax assets:

	March 31, 2021	March 31, 2022
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	904,496	1,449,953
Deductible advertising expense	543,743	551,431
Provision for credit losses	511,528	94,706
Accruals	46,097	—
Less: valuation allowance	(2,005,864)	(2,096,090)
Net deferred tax assets	—	—

Schedule of movement of valuation allowance

Movement of valuation allowance

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Balance at beginning of the period	(1,252,253)	(1,534,011)	(1,974,108)	(2,005,864)
Changes of valuation allowance	(281,758)	(440,097)	(31,756)	(90,226)
Balance at end of the period	(1,534,011)	(1,974,108)	(2,005,864)	(2,096,090)